Basis of presentation	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.
Basis of presentation

a.
Statement of compliance – These consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS"), its amendments and interpretations issued and outstanding or issued and adopted early on the date of preparation of these consolidated financial statements.

b.
Translation into English – The accompanying consolidated financial statements have been translated from Spanish into English for use outside of Mexico.

c.
Basis of preparation – The consolidated financial statements have been prepared on the historical cost basis except for assets and liabilities assumed in the business combinations on the date of purchase, which were recorded at fair value, derivative financial instruments and non-derivative financial instruments with changes in profit and loss, rights use of assets, liabilities for corresponding lease and the liabilities for defined benefits are recognized at present value.

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Historical cost – Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

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Fair value – Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability on the measurement date. When there are no market and/or market participants willing to create a market, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).

The levels of fair value hierarchy are as follows:

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Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the entity can access on the measurement date;
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Level 2 inputs are other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
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Level 3 inputs are unobservable inputs for the asset or liability.
d.
Consolidation of financial statements – The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2023, 2024 and 2025. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)	99.99%	Mexico	Operation of infrastructure and other commercial services
Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)	100.00%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	100.00%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation
Inmuebles Especializados Matrix, S.A. de C.V. (IEM)	99.99%	Mexico	Subleasing of cargo operation areas and hangars
Aerohoteles del Pacífico, S.A. de C.V. (AHP)	99.99%	Mexico	Operation of hotels with other integrated services
Guadalajara World Trade Center, S.A. de C.V. (GWTC)	51.50%	Mexico	Bonded warehouses
Diseños Técnicos de Infraestructura MCE, S.A. de C.V. (DTI)	99.99%	Mexico	Project development
OtayConnect S. de R.L. de C.V. (OTC)(1)	99.99%	Mexico	Administrative services

(1) Consolidation began on October 1, 2025.

Control is achieved when the Company:

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Has power over the investee
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Is exposed, or has rights, to variable returns from its involvement with the investee; and
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Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

e.
Application of new and revised International Financing Reporting Standards.

New and amended standards effective in 2025

In the current year, the Group adopted the following new and amended IFRS Accounting Standards that are effective for annual periods beginning on or after 1 January 2025:

Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates).

The adoption of these amendments did not have a material impact on the Group’s consolidated financial statements for the year ended 31 December 2025.

Standards and amendments issued but not yet effective

The following new standards and amendments have been issued but are not yet effective for the year ended 31 December 2025. The Group has not early adopted them:

Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments (effective 1 January 2026).

Annual Improvements to IFRS Accounting Standards—Volume 11 (effective 1 January 2026).

Amendments to IFRS 9 and IFRS 7 – Contracts referencing Nature-dependent Electricity (effective 1 January 2026).

IFRS 18 Presentation and Disclosure in Financial Statements (effective 1 January 2027).

IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective 1 January 2027).

The Group is currently assessing the impact of these new requirements on its consolidated financial statements. Based on the assessment performed to date, the Group does not expect these pronouncements to have a material impact on recognition and measurement; however, they may result in changes to presentation and disclosures.

f.
Functional and presentation currency – The consolidated financial statements and notes as of December 31, 2023, 2024 and 2025, and for the years then ended, are prepared in pesos, which is the presentation currency. The consolidated financial statements are presented in thousands of pesos.

The assets and liabilities of foreign operations, including the fair value of assets arising on acquisition, are translated at the exchange rates as of year–end for each period.

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2023, 2024 and 2025, the average exchange rate were as follows:

Currency	2023		2024		2025
Pesos / USD	Ps.	17.7665	Ps.	18.3001	Ps.	19.2324
USD / Euros		USD$1.0539		USD$1.0816		USD$1.0821

g.
Use of estimates and critical judgments in preparing the consolidated financial statements – The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies relating to the reported amounts of assets, liabilities and income and expenses of the relevant period. Actual results could differ from these estimates.

The following are estimates and assumptions that involve inherent uncertainty within the next financial year and are included in the following notes:

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Expected credit loss (ECL) (Note 6)
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Definition of useful lives and depreciation and amortization periods (Notes 3.c. and 3.d.)
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Capitalization of improvements to concession assets (Notes 3.d and 8)
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Cash flow hedges (Notes 3.h and 15)
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Probability of recovery of deferred income tax from tax loss carryforwards (Note 12.g)
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Assumptions used to determine liabilities for retirement benefits (Note 17)
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Contingent liabilities (Note 27)
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Discount rates to determine the right-of-use assets and lease liabilities.

In addition to the estimates, the Company makes critical judgments in applying its accounting policies, which have a material effect on the amounts recognized in the consolidated financial statements. Management believes that the decisions made are the most reasonable based on the information available, on the judgments made and the way it manages the operation of the Company. Critical judgments relate to the following:

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Accounting for the Concession – Management believes it has carried out a comprehensive implementation of the standards applicable to the accounting treatment of its concessions in Mexico and Jamaica and it determined that, among others, International Financial Reporting Interpretation (IFRIC) 12 Service Concession Arrangements is applicable to the Company. The Company treats its investments related to improvements and upgrades to be performed in connection with the MDP for Mexican and Jamaican Entities under the intangible asset model established by IFRIC 12 and does not recognize a provision for maintenance, as all investments required by the MDP, regardless of their nature, directly increase the Maximum Tariff per traffic unit (MT). Accordingly, all amounts invested under the MDP have a direct correlation to the amount of fees the Company will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Company will be able to generate. As result, management defines all expenditures associated with investments required by the MDP as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the MDP is mandatory, as well as the fulfillment of the MT and therefore, in case of default in any of these obligations (MDP or MT), the Company could be subject to sanctions and even its concession could be revoked. To determine the amortization period of the intangible asset associated with the improvements and upgrades made to comply with the MDP, the Company focuses on the period in which it will generate future economic benefits or the concession term, whichever is less.
h.
Income from operations – This line item is made up by total revenues less operating costs. Although the presentation of income from operations is not required by nor is it defined under IFRS, it is included in the consolidated statements of profit or loss and other comprehensive income because management believes it represents a useful and reliable measure of the economic and financial performance of the Company.
i.
Comprehensive income – Comprehensive income comprised the net income of the period, plus other comprehensive income (loss) items of the same period. For the years ended December 31, 2023, 2024 and 2025, other comprehensive income is represented by the effects of translation of foreign operations, actuarial remeasurements and the reserve of cash flow hedges of financial instruments net of taxes. At the moment the assets and liabilities giving rise to other comprehensive income are realized, the latter are reclassified to the income statement, if permitted under IFRS.
j.
Classification of cost and expenses – Costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their nature.